WADDELL & REED ADVISORS FUNDS

Supplement dated March 20. 2007
to
Advisors Equity Funds Prospectus dated October 31, 2006

The definition of mid cap companies where it appears in the sections for Waddell & Reed Advisors New Concepts Fund, Inc., Waddell & Reed Advisors Retirement Shares, Inc., and Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. entitled Principal Strategies is amended to read as follows:

Medium-sized, or mid cap, companies are typically companies with market capitalizations that range between $1 billion and $18 billion.

The following supplements the disclosure regarding the contigent deferred sales charge (CDSC) waivers in the section of "Your Account" entitled The CDSC for Class B or Class C shares and for Class A shares that are subject to a CDSC will not apply in the following circumstances:

  redemptions of Fund shares the proceeds of which are sent directly by the Fund to an insurance company or its agent for investment in any of the Waddell & Reed Advisors Funds, Ivy Family of Funds and/or W&R Target Funds, Inc., as directed by the redeeming shareholder, through a retirement plan product or savings plan product offered by the insurance company

The following information supplements the disclosure regarding the management of Waddell & Reed Advisors Asset Strategy Fund in the Section entitled "Portfolio Management":

Waddell & Reed Advisors Asset Strategy Fund: Michael L. Avery, Daniel J. Vrabac and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Waddell & Reed Advisors Asset Strategy Fund. Each of Mr. Avery and Mr. Vrabac has held his Fund responsibilities since January 1997.

Mr. Caldwell has held his Fund responsibilities since January 2007. His investment research responsibilities are concentrated in asset managers and broker-dealers, and transaction processors. Mr. Caldwell joined Waddell & Reed Investment Management Company (WRIMCO) in July 2000 as an economic analyst. In January 2003 he was appointed an investment analyst, and in June 2005 was named assistant portfolio manager for the Fund, as well as two other funds managed by WRIMCO or Ivy Investment Management Company (IICO). Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of Waddell & Reed Asset Strategy Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas. He is currently pursuing the Chartered Financial Analyst designation.

The following Appendix is added to the Prospectus:

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a ten-year period. Each chart shows the estimated cumulative expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the ten-year period (except for Class B shares, which convert to Class A shares after you have held them for eight years) and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge (Load) that might be imposed on the purchase of shares (and deducted from the hypothetical initial investment of $10,000) is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges, if any, normally applicable to redemptions of shares (for example, CDSC, redemption fees). If redemption charges, if any, were reflected, the amounts shown in the "Hypothetical Expenses" column would be higher, and the amounts shown in the "Hypothetical Ending Investment" column would be lower. Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

Waddell & Reed Advisors Accumulative Fund -- Class A

Annual expense ratio	1.09%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$679.74	$9,793.51
2	9,793.51	489.67	10,283.19	108.83	10,176.44
3	10,176.44	508.82	10,685.26	113.09	10,574.34
4	10,574.34	528.71	11,103.06	117.51	10,987.79
5	10,987.79	549.39	11,537.18	122.10	11,417.42
6	11,417.42	570.87	11,988.29	126.88	11,863.84
7	11,863.84	593.19	12,457.03	131.84	12,327.72
8	12,327.72	616.38	12,944.10	136.99	12,809.73
9	12,809.73	640.48	13,450.22	142.35	13,310.59
10	13,310.59	665.52	13,976.12	148.60	13,831.70

Cumulative Total	$1,827.93

Waddell & Reed Advisors Accumulative Fund -- Class B
Annual expense ratio	2.17%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$220.07	$10,283.00
2	10,283.00	514.15	10,797.15	226.29	10,574.00
3	10,574.00	528.70	11,102.70	232.70	10,873.25
4	10,873.25	543.66	11,416.91	239.28	11,180.96
5	11,180.96	559.04	11,740.01	246.06	11,497.38
6	11,497.38	574.86	12,072.25	253.02	11,822.76
7	11,822.76	591.13	12,413.90	260.18	12,157.34
8	12,157.34	607.86	12,765.21	267.54	12,501.40

Converts from Class B to Class A                           Annual Expense Ratio: 1.09%

9	12,501.40	625.07	13,126.47	138.92	12,990.20
10	12,990.20	649.51	13,639.71	145.02	13,498.77

Cumulative Total	$2,229.08

Waddell & Reed Advisors Accumulative Fund -- Class C
Annual expense ratio	2.12%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$215.05	$10,288.00
2	10,288.00	514.40	10,802.40	221.24	10,584.29
3	10,584.29	529.21	11,113.50	227.61	10,889.12
4	10,889.12	544.45	11,433.57	234.17	11,202.72
5	11,202.72	560.13	11,762.86	240.91	11,525.36
6	11,525.36	576.26	12,101.63	247.85	11,857.29
7	11,857.29	592.86	12,450.16	254.99	12,198.78
8	12,198.78	609.93	12,808.72	262.33	12,550.11
9	12,550.11	627.50	13,177.61	269.89	12,911.55
10	12,911.55	645.57	13,557.13	278.32	13,284.05

Cumulative Total	$2,452.36

Waddell & Reed Advisors Accumulative Fund -- Class Y
Annual expense ratio	0.85%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$86.76	$10,415.00
2	10,415.00	520.75	10,935.75	90.36	10,847.22
3	10,847.22	542.36	11,389.58	94.11	11,297.38
4	11,297.38	564.86	11,862.25	98.02	11,766.22
5	11,766.22	588.31	12,354.53	102.08	12,254.52
6	12,254.52	612.72	12,867.24	106.32	12,763.08
7	12,763.08	638.15	13,401.23	110.73	13,292.75
8	13,292.75	664.63	13,957.39	115.33	13,844.40
9	13,844.40	692.22	14,536.62	120.11	14,418.94
10	14,418.94	720.94	15,139.89	125.84	15,018.04

Cumulative Total	$1,049.66

Waddell & Reed Advisors Asset Strategy Fund -- Class A
Annual expense ratio	1.21%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$691.20	$9,782.20
2	9,782.20	489.11	10,271.31	120.60	10,152.95
3	10,152.95	507.64	10,660.60	125.17	10,537.75
4	10,537.75	526.88	11,064.63	129.92	10,937.13
5	10,937.13	546.85	11,483.98	134.84	11,351.64
6	11,351.64	567.58	11,919.23	139.95	11,781.87
7	11,781.87	589.09	12,370.96	145.26	12,228.40
8	12,228.40	611.42	12,839.82	150.76	12,691.86
9	12,691.86	634.59	13,326.45	156.48	13,172.88
10	13,172.88	658.64	13,831.53	162.74	13,672.46

Cumulative Total	$1,956.92

Waddell & Reed Advisors Asset Strategy Fund -- Class B
Annual expense ratio	2.06%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$209.02	$10,294.00
2	10,294.00	514.70	10,808.70	215.17	10,596.64
3	10,596.64	529.83	11,126.47	221.49	10,908.18
4	10,908.18	545.40	11,453.59	228.01	11,228.88
5	11,228.88	561.44	11,790.32	234.71	11,559.01
6	11,559.01	577.95	12,136.96	241.61	11,898.84
7	11,898.84	594.94	12,493.79	248.71	12,248.67
8	12,248.67	612.43	12,861.10	256.03	12,608.78

Converts from Class B to Class A                           Annual Expense Ratio: 1.21%

9	12,608.78	630.43	13,239.22	155.45	13,086.66
10	13,086.66	654.33	13,740.99	161.68	13,582.97

Cumulative Total	$2,171.88

Waddell & Reed Advisors Asset Strategy Fund -- Class C
Annual expense ratio	2.02%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$205.00	$10,298.00
2	10,298.00	514.90	10,812.90	211.11	10,604.88
3	10,604.88	530.24	11,135.12	217.41	10,920.90
4	10,920.90	546.04	11,466.95	223.88	11,246.34
5	11,246.34	562.31	11,808.66	230.56	11,581.49
6	11,581.49	579.07	12,160.56	237.43	11,926.61
7	11,926.61	596.33	12,522.94	244.50	12,282.03
8	12,282.03	614.10	12,896.13	251.79	12,648.03
9	12,648.03	632.40	13,280.43	259.29	13,024.94
10	13,024.94	651.24	13,676.19	267.35	13,413.41

Cumulative Total	$2,348.32

Waddell & Reed Advisors Asset Strategy Fund -- Class Y
Annual expense ratio	0.91%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$92.86	$10,409.00
2	10,409.00	520.45	10,929.45	96.65	10,834.72
3	10,834.72	541.73	11,376.46	100.61	11,277.86
4	11,277.86	563.89	11,841.76	104.72	11,739.13
5	11,739.13	586.95	12,326.09	109.01	12,219.26
6	12,219.26	610.96	12,830.22	113.46	12,719.03
7	12,719.03	635.95	13,354.98	118.11	13,239.24
8	13,239.24	661.96	13,901.20	122.94	13,780.72
9	13,780.72	689.03	14,469.76	127.96	14,344.35
10	14,344.35	717.21	15,061.57	133.56	14,931.39

Cumulative Total	$1,119.88

Waddell & Reed Advisors Continental Income Fund -- Class A
Annual expense ratio	1.24%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$694.06	$9,779.38
2	9,779.38	488.96	10,268.34	123.54	10,147.08
3	10,147.08	507.35	10,654.43	128.18	10,528.61
4	10,528.61	526.43	11,055.04	133.00	10,924.49
5	10,924.49	546.22	11,470.71	138.01	11,335.25
6	11,335.25	566.76	11,902.01	143.19	11,761.45
7	11,761.45	588.07	12,349.53	148.58	12,203.68
8	12,203.68	610.18	12,813.87	154.17	12,662.54
9	12,662.54	633.12	13,295.67	159.96	13,138.65
10	13,138.65	656.93	13,795.59	165.98	13,632.67

Cumulative Total	$1,988.67

Waddell & Reed Advisors Continental Income Fund -- Class B
Annual expense ratio	2.21%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$224.08	$10,279.00
2	10,279.00	513.95	10,792.95	230.33	10,565.78
3	10,565.78	528.28	11,094.07	236.76	10,860.56
4	10,860.56	543.02	11,403.59	243.36	11,163.57
5	11,163.57	558.17	11,721.75	250.15	11,475.04
6	11,475.04	573.75	12,048.79	257.13	11,795.19
7	11,795.19	589.75	12,384.95	264.31	12,124.28
8	12,124.28	606.21	12,730.49	271.68	12,462.55

Converts from Class B to Class A                           Annual Expense Ratio: 1.24%

9	12,462.55	623.12	13,085.67	157.44	12,931.14
10	12,931.14	646.55	13,577.69	163.36	13,417.35

Cumulative Total	$2,298.60

Waddell & Reed Advisors Continental Income Fund -- Class C
Annual expense ratio	2.19%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$222.07	$10,281.00
2	10,281.00	514.05	10,795.05	228.31	10,569.89
3	10,569.89	528.49	11,098.39	234.73	10,866.91
4	10,866.91	543.34	11,410.25	241.32	11,172.27
5	11,172.27	558.61	11,730.88	248.11	11,486.21
6	11,486.21	574.31	12,060.52	255.08	11,808.97
7	11,808.97	590.44	12,399.42	262.25	12,140.80
8	12,140.80	607.04	12,747.84	269.61	12,481.96
9	12,481.96	624.09	13,106.06	277.19	12,832.70
10	12,832.70	641.63	13,474.34	284.98	13,193.30

Cumulative Total	$2,523.65

Waddell & Reed Advisors Continental Income Fund -- Class Y
Annual expense ratio	0.95%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$96.92	$10,405.00
2	10,405.00	520.25	10,925.25	100.84	10,826.40
3	10,826.40	541.32	11,367.72	104.93	11,264.87
4	11,264.87	563.24	11,828.11	109.18	11,721.09
5	11,721.09	586.05	12,307.15	113.60	12,195.80
6	12,195.80	609.79	12,805.59	118.20	12,689.73
7	12,689.73	634.48	13,324.22	122.99	13,203.66
8	13,203.66	660.18	13,863.85	127.97	13,738.41
9	13,738.41	686.92	14,425.33	133.15	14,294.82
10	14,294.82	714.74	15,009.56	138.55	14,873.76

Cumulative Total	$1,166.33

Waddell & Reed Advisors Core Investment Fund -- Class A
Annual expense ratio	1.08%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$678.78	$9,794.46
2	9,794.46	489.72	10,284.18	107.85	10,178.40
3	10,178.40	508.92	10,687.32	112.08	10,577.39
4	10,577.39	528.86	11,106.26	116.47	10,992.03
5	10,992.03	549.60	11,541.63	121.04	11,422.91
6	11,422.91	571.14	11,994.06	125.78	11,870.69
7	11,870.69	593.53	12,464.23	130.71	12,336.02
8	12,336.02	616.80	12,952.82	135.84	12,819.59
9	12,819.59	640.98	13,460.57	141.16	13,322.12
10	13,322.12	666.10	13,988.23	147.03	13,844.68

Cumulative Total	$1,816.74

Waddell & Reed Advisors Core Investment Fund -- Class B
Annual expense ratio	2.15%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$218.06	$10,285.00
2	10,285.00	514.25	10,799.25	224.27	10,578.12
3	10,578.12	528.90	11,107.02	230.67	10,879.59
4	10,879.59	543.98	11,423.57	237.24	11,189.66
5	11,189.66	559.48	11,749.15	244.00	11,508.57
6	11,508.57	575.42	12,084.00	250.96	11,836.56
7	11,836.56	591.82	12,428.39	258.11	12,173.90
8	12,173.90	608.69	12,782.60	265.46	12,520.86

Converts from Class B to Class A                           Annual Expense Ratio: 1.08%

9	12,520.86	626.04	13,146.90	137.87	13,011.68
10	13,011.68	650.58	13,662.26	143.61	13,522.06

Cumulative Total	$2,210.25

Waddell & Reed Advisors Core Investment Fund -- Class C
Annual expense ratio	2.10%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$213.04	$10,290.00
2	10,290.00	514.50	10,804.50	219.22	10,588.41
3	10,588.41	529.42	11,117.83	225.58	10,895.47
4	10,895.47	544.77	11,440.24	232.12	11,211.44
5	11,211.44	560.57	11,772.01	238.85	11,536.57
6	11,536.57	576.82	12,113.40	245.78	11,871.13
7	11,871.13	593.55	12,464.69	252.90	12,215.39
8	12,215.39	610.76	12,826.16	260.24	12,569.64
9	12,569.64	628.48	13,198.12	267.79	12,934.16
10	12,934.16	646.70	13,580.87	275.88	13,309.57

Cumulative Total	$2,431.40

Waddell & Reed Advisors Core Investment Fund -- Class Y
Annual expense ratio	0.80%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$81.68	$10,420.00
2	10,420.00	521.00	10,941.00	85.11	10,857.64
3	10,857.64	542.88	11,400.52	88.68	11,313.66
4	11,313.66	565.68	11,879.34	92.41	11,788.83
5	11,788.83	589.44	12,378.27	96.29	12,283.96
6	12,283.96	614.19	12,898.16	100.33	12,799.89
7	12,799.89	639.99	13,439.88	104.54	13,337.48
8	13,337.48	666.87	14,004.36	108.94	13,897.66
9	13,897.66	694.88	14,592.54	113.51	14,481.36
10	14,481.36	724.06	15,205.43	118.65	15,089.94

Cumulative Total	$990.14

Waddell & Reed Advisors Dividend Income Fund -- Class A
Annual expense ratio	1.26%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$695.97	$9,777.49
2	9,777.49	488.87	10,266.36	125.50	10,143.17
3	10,143.17	507.15	10,650.33	130.19	10,522.52
4	10,522.52	526.12	11,048.65	135.06	10,916.07
5	10,916.07	545.80	11,461.87	140.11	11,324.33
6	11,324.33	566.21	11,890.54	145.35	11,747.86
7	11,747.86	587.39	12,335.25	150.79	12,187.23
8	12,187.23	609.36	12,796.59	156.43	12,643.03
9	12,643.03	632.15	13,275.18	162.28	13,115.88
10	13,115.88	655.79	13,771.67	168.35	13,606.41

Cumulative Total	$2,010.03

Waddell & Reed Advisors Dividend Income Fund -- Class B
Annual expense ratio	2.19%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$222.07	$10,281.00
2	10,281.00	514.05	10,795.05	228.31	10,569.89
3	10,569.89	528.49	11,098.39	234.73	10,866.91
4	10,866.91	543.34	11,410.25	241.32	11,172.27
5	11,172.27	558.61	11,730.88	248.11	11,486.21
6	11,486.21	574.31	12,060.52	255.08	11,808.97
7	11,808.97	590.44	12,399.42	262.25	12,140.80
8	12,140.80	607.04	12,747.84	269.61	12,481.96

Converts from Class B to Class A                           Annual Expense Ratio: 1.26%

9	12,481.96	624.09	13,106.06	160.21	12,948.78
10	12,948.78	647.43	13,596.22	166.20	13,433.07

Cumulative Total	$2,287.89

Waddell & Reed Advisors Dividend Income Fund -- Class C
Annual expense ratio	2.13%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$216.05	$10,287.00
2	10,287.00	514.35	10,801.35	222.25	10,582.23
3	10,582.23	529.11	11,111.34	228.63	10,885.94
4	10,885.94	544.29	11,430.24	235.19	11,198.37
5	11,198.37	559.91	11,758.29	241.94	11,519.76
6	11,519.76	575.98	12,095.75	248.89	11,850.38
7	11,850.38	592.51	12,442.90	256.03	12,190.49
8	12,190.49	609.52	12,800.01	263.38	12,540.35
9	12,540.35	627.01	13,167.37	270.94	12,900.16
10	12,900.26	645.01	13,545.27	278.71	13,270.50

Cumulative Total	$2,462.01

Waddell & Reed Advisors Dividend Income Fund -- Class Y
Annual expense ratio	0.93%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$94.89	$10,407.00
2	10,407.00	520.35	10,927.35	98.75	10,830.56
3	10,830.56	541.52	11,372.09	102.77	11,271.36
4	11,271.36	563.56	11,834.93	106.95	11,730.11
5	11,730.11	586.50	12,316.61	111.31	12,207.52
6	12,207.52	610.37	12,817.90	115.84	12,704.37
7	12,704.37	635.21	13,339.59	120.55	13,221.44
8	13,221.44	661.07	13,882.51	125.46	13,759.55
9	13,759.55	687.97	14,447.53	130.56	14,319.57
10	14,319.57	715.97	15,035.54	135.88	14,902.37

Cumulative Total	$1,142.96

Waddell & Reed Advisors Energy Fund -- Class A
Annual expense ratio	1.77%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$744.51	$9729.42
2	9,729.42	486.47	10,215.89	174.99	10,043.68
3	10,043.68	502.18	10,545.87	180.64	10,368.09
4	10,368.09	518.40	10,886.50	186.47	10,702.98
5	10,702.98	535.14	11,238.13	192.50	11,048.69
6	11,048.69	552.43	11,601.13	198.72	11,405.56
7	11,405.56	570.27	11,975.84	205.13	11,773.96
8	11,773.96	588.69	12,362.66	211.76	12,154.26
9	12,154.26	607.71	12,761.98	218.60	12,546.84
10	12,546.84	627.34	13,174.19	225.66	12,952.11

Cumulative Total	$2,538.98

Waddell & Reed Advisors Energy Fund -- Class B
Annual expense ratio	2.76%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$279.09	$10,224.00
2	10,224.00	511.20	10,735.20	285.34	10,453.01
3	10,453.01	522.65	10,975.66	291.73	10,687.16
4	10,687.16	534.35	11,221.52	298.26	10,926.55
5	10,926.55	546.32	11,472.88	304.95	11,171.31
6	11,171.31	558.56	11,729.87	311.78	11,421.55
7	11,421.55	571.07	11,992.62	318.76	11,677.39
8	11,677.39	583.86	12,261.26	325.90	11,938.96

Converts from Class B to Class A                           Annual Expense Ratio: 1.77%

9	11,938.96	596.94	12,535.91	214.73	12,324.59
10	12,324.59	616.22	12,940.82	221.66	12,722.67

Cumulative Total	$2,852.20

Waddell & Reed Advisors Energy Fund -- Class C
Annual expense ratio	2.55%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$258.12	$10,245.00
2	10,245.00	512.25	10,757.25	264.44	10,496.00
3	10,496.00	524.80	11,020.80	270.92	10,753.15
4	10,753.15	537.65	11,290.81	277.56	11,016.60
5	11,016.60	550.83	11,567.43	284.36	11,286.51
6	11,286.51	564.32	11,850.83	291.33	11,563.03
7	11,563.03	578.15	12,141.18	298.46	11,846.32
8	11,846.32	592.31	12,438.64	305.78	12,136.56
9	12,136.56	606.82	12,743.39	313.27	12,433.90
10	12,433.90	621.69	13,055.60	320.94	12,738.53

Cumulative Total	$2,885.18

Waddell & Reed Advisors Energy Fund -- Class Y
Annual expense ratio	1.27%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$129.36	$10,373.00
2	10,373.00	518.65	10,891.65	134.19	10,759.91
3	10,759.91	537.99	11,297.90	139.19	11,161.25
4	11,161.25	558.06	11,719.32	144.39	11,577.57
5	11,577.57	578.87	12,156.45	149.77	12,009.41
6	12,009.41	600.47	12,609.88	155.36	12,457.36
7	12,457.36	622.86	13,080.23	161.15	12,922.02
8	12,922.02	646.10	13,568.12	167.17	13,404.01
9	13,404.01	670.20	14,074.21	173.40	13,903.98
10	13,903.98	695.19	14,599.18	179.87	14,422.60

Cumulative Total	$1,533.85

Waddell & Reed Advisors International Growth Fund -- Class A
Annual expense ratio	1.47%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$715.99	$9,757.70
2	9,757.70	487.88	10,245.58	145.96	10,102.14
3	10,102.14	505.10	10,607.25	151.12	10,458.75
4	10,458.75	522.93	10,981.69	156.45	10,827.94
5	10,827.94	541.39	11,369.34	161.98	11,210.17
6	11,210.17	560.50	11,770.68	167.69	11,605.89
7	11,605.89	580.29	12,186.19	173.61	12,015.58
8	12,015.58	600.77	12,616.36	179.74	12,439.73
9	12,439.73	621.98	13,061.72	186.09	12,878.85
10	12,878.85	643.94	13,522.79	193.65	13,334.44

Cumulative Total	$2,232.28

Waddell & Reed Advisors International Growth Fund -- Class B
Annual expense ratio	2.59%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$262.12	$10,241.00
2	10,241.00	512.05	10,753.05	268.43	10,487.80
3	10,487.80	524.39	11,012.19	274.90	10,740.56
4	10,740.56	537.02	11,277.59	281.53	10,999.41
5	10,999.41	549.97	11,549.38	288.31	11,264.49
6	11,264.49	563.22	11,827.72	295.26	11,535.97
7	11,535.97	576.79	12,112.77	302.38	11,813.98
8	11,813.98	590.69	12,404.68	309.66	12,098.70

Converts from Class B to Class A                           Annual Expense Ratio: 1.47%

9	12,098.70	604.93	12,703.64	180.99	12,525.79
10	12,525.79	626.28	13,152.07	188.34	12,968.89

Cumulative Total	$2,651.92

Waddell & Reed Advisors International Growth Fund -- Class C
Annual expense ratio	2.42%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$245.12	$10,258.00
2	10,258.00	512.90	10,770.90	251.44	10,522.65
3	10,522.65	526.13	11,048.78	257.93	10,794.14
4	10,794.14	539.70	11,333.84	264.58	11,072.62
5	11,072.62	553.63	11,626.26	271.41	11,358.30
6	11,358.30	567.91	11,926.21	278.41	11,651.34
7	11,651.34	582.56	12,233.91	285.59	11,951.95
8	11,951.95	597.59	12,549.55	292.96	12,260.31
9	12,260.31	613.01	12,873.32	300.52	12,576.62
10	12,576.62	628.83	13,205.46	309.24	12,902.04

Cumulative Total	$2,757.20

Waddell & Reed Advisors International Growth Fund -- Class Y
Annual expense ratio	1.06%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$108.08	$10,394.00
2	10,394.00	519.70	10,913.70	112.34	10,803.52
3	10,803.52	540.17	11,343.69	116.77	11,229.18
4	11,229.18	561.45	11,790.64	121.37	11,671.61
5	11,671.61	583.58	12,255.19	126.15	12,131.47
6	12,131.47	606.57	12,738.04	131.12	12,609.45
7	12,609.45	630.47	13,239.92	136.29	13,106.26
8	13,106.26	655.31	13,761.57	141.66	13,622.65
9	13,622.65	681.13	14,303.78	147.24	14,159.38
10	14,159.38	707.96	14,867.35	154.13	14,718.32

Cumulative Total	$1,295.15

Waddell & Reed Advisors New Concepts Fund -- Class A
Annual expense ratio	1.44%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$713.13	$9,760.53
2	9,760.53	488.02	10,248.55	143.05	10,108.00
3	10,108.00	505.40	10,613.40	148.14	10,467.84
4	10,467.84	523.39	10,991.24	153.42	10,840.50
5	10,840.50	542.02	11,382.53	158.88	11,226.42
6	11,226.42	561.32	11,787.74	164.53	11,626.08
7	11,626.08	581.30	12,207.39	170.39	12,039.97
8	12,039.97	601.99	12,641.97	176.46	12,468.60
9	12,468.60	623.43	13,092.03	182.74	12,912.48
10	12,912.48	645.62	13,558.10	189.57	13,372.48

Cumulative Total	$2,200.31

Waddell & Reed Advisors New Concepts Fund -- Class B
Annual expense ratio	2.49%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$252.12	$10,251.00
2	10,251.00	512.55	10,763.55	258.45	10,508.30
3	10,508.30	525.41	11,033.71	264.94	10,772.05
4	10,772.05	538.60	11,310.66	271.59	11,042.43
5	11,042.43	552.12	11,594.55	278.40	11,319.60
6	11,319.60	565.98	11,885.58	285.39	11,603.72
7	11,603.72	580.18	12,183.91	292.55	11,894.97
8	11,894.97	594.74	12,489.72	299.90	12,193.54

Converts from Class B to Class A                           Annual Expense Ratio: 1.44%

9	12,193.54	609.67	12,803.21	178.71	12,627.63
10	12,627.63	631.38	13,259.01	185.39	13,077.48

Cumulative Total	$2,567.44

Waddell & Reed Advisors New Concepts Fund -- Class C
Annual expense ratio	2.37%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$240.11	$10,263.00
2	10,263.00	513.15	10,776.15	246.43	10,532.91
3	10,532.91	526.64	11,059.56	252.91	10,809.93
4	10,809.93	540.49	11,350.42	259.56	11,094.23
5	11,094.23	554.71	11,648.94	266.39	11,386.01
6	11,386.01	569.30	11,955.31	273.39	11,685.46
7	11,685.46	584.27	12,269.73	280.58	11,992.79
8	11,992.79	599.63	12,592.43	287.96	12,308.20
9	12,308.20	615.41	12,923.61	295.54	12,631.90
10	12,631.90	631.59	13,263.50	303.31	12,964.12

Cumulative Total	$2,706.18

Waddell & Reed Advisors New Concepts Fund -- Class Y
Annual expense ratio	1.05%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$107.07	$10,395.00
2	10,395.00	519.75	10,914.75	111.30	10,805.60
3	10,805.60	540.28	11,345.88	115.69	11,232.42
4	11,232.42	561.62	11,794.04	120.26	11,676.10
5	11,676.10	583.80	12,259.90	125.02	12,137.31
6	12,137.31	606.86	12,744.17	129.95	12,616.73
7	12,616.73	630.83	13,247.57	135.09	13,115.09
8	13,115.09	655.75	13,770.85	140.42	13,633.14
9	13,633.14	681.65	14,314.79	145.97	14,171.65
10	14,171.65	708.58	14,880.23	152.10	14,731.78

Cumulative Total	$1,282.87

Waddell & Reed Advisors Retirement Shares -- Class A
Annual expense ratio	1.21%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$691.20	$9,782.20
2	9,782.20	489.11	10,271.31	120.60	10,152.95
3	10,152.95	507.64	10,660.60	125.17	10,537.75
4	10,537.75	526.88	11,064.63	129.92	10,937.13
5	10,937.13	546.85	11,483.98	134.84	11,351.64
6	11,351.64	567.58	11,919.23	139.95	11,781.87
7	11,781.87	589.09	12,370.96	145.26	12,228.40
8	12,228.40	611.42	12,839.82	150.76	12,691.86
9	12,691.86	634.59	13,326.45	156.48	13,172.88
10	13,172.88	658.64	13,831.53	164.09	13,673.78

Cumulative Total	$1,958.27

Waddell & Reed Advisors Retirement Shares -- Class B
Annual expense ratio	2.23%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$226.08	$10,277.00
2	10,277.00	513.85	10,790.85	232.35	10,561.67
3	10,561.67	528.08	11,089.75	238.78	10,854.23
4	10,854.23	542.71	11,396.94	245.40	11,154.89
5	11,154.89	557.74	11,712.63	252.19	11,463.88
6	11,463.88	573.19	12,037.07	259.18	11,781.43
7	11,781.43	589.07	12,370.50	266.36	12,107.77
8	12,107.77	605.38	12,713.16	273.74	12,443.16

Converts from Class B to Class A                           Annual Expense Ratio: 1.21%

9	12,443.16	622.15	13,065.32	153.41	12,914.76
10	12,914.76	645.73	13,560.49	160.88	13,405.84

Cumulative Total	$2,308.37

Waddell & Reed Advisors Retirement Shares -- Class C
Annual expense ratio	2.13%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$216.05	$10,287.00
2	10,287.00	514.35	10,801.35	222.25	10,582.23
3	10,582.23	529.11	11,111.34	228.63	10,885.94
4	10,885.94	544.29	11,430.24	235.19	11,198.37
5	11,198.37	559.91	11,758.29	241.94	11,519.76
6	11,519.76	575.98	12,095.75	248.89	11,850.38
7	11,850.38	592.51	12,442.90	256.03	12,190.49
8	12,190.49	609.52	12,800.01	263.38	12,540.35
9	12,540.35	627.01	13,167.37	270.94	12,900.26
10	12,900.26	645.01	13,545.27	280.36	13,272.11

Cumulative Total	$2,463.66

Waddell & Reed Advisors Retirement Shares -- Class Y
Annual expense ratio	0.88%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$89.81	$10,412.00
2	10,412.00	520.60	10,932.60	93.51	10,840.97
3	10,840.97	542.04	11,383.02	97.36	11,287.62
4	11,287.62	564.38	11,852.00	101.37	11,752.67
5	11,752.67	587.63	12,340.30	105.55	12,236.88
6	12,236.88	611.84	12,848.72	109.90	12,741.04
7	12,741.04	637.05	13,378.09	114.43	13,265.97
8	13,265.97	663.29	13,929.27	119.14	13,812.53
9	13,812.53	690.62	14,503.15	124.05	14,381.60
10	14,381.60	719.08	15,100.68	131.00	14,975.92

Cumulative Total	$1,086.12

Waddell & Reed Advisors Science and Technology Fund -- Class A
Annual expense ratio	1.35%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$704.55	$9,769.01
2	9,769.01	488.45	10,257.46	134.28	10,125.58
3	10,125.58	506.27	10,631.86	139.19	10,495.16
4	10,495.16	524.75	11,019.92	144.27	10,878.23
5	10,878.23	543.91	11,422.15	149.53	11,275.29
6	11,275.29	563.76	11,839.05	154.99	11,686.84
7	11,686.84	584.34	12,271.18	160.65	12,113.41
8	12,113.41	605.67	12,719.08	166.51	12,555.55
9	12,555.55	627.77	13,183.32	172.59	13,013.82
10	13,013.82	650.69	13,664.52	179.22	13,489.15

Cumulative Total	$2,105.78

Waddell & Reed Advisors Science and Technology Fund -- Class B
Annual expense ratio	2.48%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$251.12	$10,252.00
2	10,252.00	512.60	10,764.60	257.45	10,510.35
3	10,510.35	525.51	11,035.86	263.94	10,775.21
4	10,775.21	538.76	11,313.97	270.59	11,046.74
5	11,046.74	552.33	11,599.08	277.41	11,325.12
6	11,325.12	566.25	11,891.38	284.40	11,610.51
7	11,610.51	580.52	12,191.04	291.56	11,903.10
8	11,903.10	595.15	12,498.25	298.91	12,203.06

Converts from Class B to Class A                           Annual Expense Ratio: 1.35%

9	12,203.06	610.15	12,813.21	167.74	12,648.47
10	12,648.47	632.42	13,280.89	174.19	13,110.45

Cumulative Total	$2,537.31

Waddell & Reed Advisors Science and Technology Fund -- Class C
Annual expense ratio	2.44%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$247.12	$10,256.00
2	10,256.00	512.80	10,768.80	253.44	10,518.55
3	10,518.55	525.92	11,044.48	259.93	10,787.82
4	10,787.82	539.39	11,327.22	266.59	11,063.99
5	11,063.99	553.19	11,617.19	273.41	11,347.23
6	11,347.23	567.36	11,914.59	280.41	11,637.72
7	11,637.72	581.88	12,219.61	287.59	11,935.65
8	11,935.65	596.78	12,532.43	294.95	12,241.20
9	12,241.20	612.06	12,853.26	302.50	12,554.57
10	12,554.57	627.72	13,182.30	310.57	12,876.28

Cumulative Total	$2776.51

Waddell & Reed Advisors Science and Technology Fund -- Class Y
Annual expense ratio	1.02%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$104.02	$10,398.00
2	10,398.00	519.90	10,917.90	108.17	10,811.84
3	10,811.84	540.59	11,352.43	112.47	11,242.15
4	11,242.15	562.10	11,804.25	116.95	11,689.58
5	11,689.58	584.47	12,274.06	121.60	12,154.83
6	12,154.83	607.74	12,762.57	126.44	12,638.59
7	12,638.59	631.92	13,270.52	131.47	13,141.61
8	13,141.61	657.08	13,798.69	136.71	13,664.64
9	13,664.64	683.23	14,347.88	142.15	14,208.50
10	14,208.50	710.42	14,918.92	148.17	14,774.35

Cumulative Total	$1,248.15

Waddell & Reed Advisors Small Cap Fund -- Class A
Annual expense ratio	1.57%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$725.51	$9,748.27
2	9,748.27	487.41	10,235.69	155.67	10,082.64
3	10,082.64	504.13	10,586.77	161.01	10,428.47
4	10,428.47	521.42	10,949.90	166.53	10,786.17
5	10,786.17	539.30	11,325.48	172.24	11,156.14
6	11,156.14	557.80	11,713.94	178.15	11,538.79
7	11,538.79	576.93	12,115.73	184.26	11,934.57
8	11,934.57	596.72	12,531.30	190.58	12,343.93
9	12,343.93	617.19	12,961.12	197.12	12,767.32
10	12,767.32	638.36	13,405.69	204.53	13,205.88

Cumulative Total	$2,335.60

Waddell & Reed Advisors Small Cap Fund -- Class B
Annual expense ratio	2.49%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$252.12	$10,251.00
2	10,251.00	512.55	10,763.55	258.45	10,508.30
3	10,508.30	525.41	11,033.71	264.94	10,772.05
4	10,772.05	538.60	11,310.66	271.59	11,042.43
5	11,042.43	552.12	11,594.55	278.40	11,319.60
6	11,319.60	565.98	11,885.58	285.39	11,603.72
7	11,603.72	580.18	12,183.91	292.55	11,894.97
8	11,894.97	594.74	12,489.72	299.90	12,193.54

Converts from Class B to Class A                           Annual Expense Ratio: 1.57%

9	12,193.54	609.67	12,803.21	194.72	12,611.78
10	12,611.78	630.58	13,242.36	202.04	13,044.99

Cumulative Total	$2,600.10

Waddell & Reed Advisors Small Cap Fund -- Class C
Annual expense ratio	2.40%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$243.12	$10,260.00
2	10,260.00	513.00	10,773.00	249.44	10,526.76
3	10,526.76	526.33	11,053.09	255.92	10,800.45
4	10,800.45	540.02	11,340.47	262.58	11,081.26
5	11,081.26	554.06	11,635.33	269.40	11,369.38
6	11,369.38	568.46	11,937.84	276.41	11,664.98
7	11,664.98	583.24	12,248.23	283.59	11,968.27
8	11,968.27	598.41	12,566.68	290.97	12,279.44
9	12,279.44	613.97	12,893.42	298.53	12,598.71
10	12,598.71	629.93	13,228.65	306.94	12,926.90

Cumulative Total	$2,736.90

Waddell & Reed Advisors Small Cap -- Class Y
Annual expense ratio	1.04%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$106.05	$10,396.00
2	10,396.00	519.80	10,915.80	110.25	10,807.68
3	10,807.68	540.38	11,348.06	114.62	11,235.66
4	11,235.66	561.78	11,797.44	119.16	11,680.59
5	11,680.59	584.02	12,264.62	123.88	12,143.14
6	12,143.14	607.15	12,750.30	128.78	12,624.01
7	12,624.01	631.20	13,255.21	133.88	13,123.92
8	13,123.92	656.19	13,780.12	139.19	13,643.63
9	13,643.63	682.18	14,325.81	144.70	14,183.92
10	14,183.92	709.19	14,893.12	151.15	14,746.31

Cumulative Total	$1,271.66

Waddell & Reed Advisors Tax-Managed Equity Fund -- Class A
Annual expense ratio	1.33%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$702.65	$9,770.89
2	9,770.89	488.54	10,259.44	132.33	10,129.48
3	10,129.48	506.47	10,635.96	137.19	10,501.24
4	10,501.24	525.06	11,026.30	142.22	10,886.63
5	10,886.63	544.33	11,430.96	147.44	11,286.17
6	11,286.17	564.30	11,850.48	152.86	11,700.37
7	11,700.37	585.01	12,285.39	158.47	12,129.78
8	12,129.78	606.48	12,736.27	164.28	12,574.94
9	12,574.94	628.74	13,203.69	170.31	13,036.44
10	13,036.44	651.82	13,688.26	176.56	13,514.88

Cumulative Total	$2,084.31

Waddell & Reed Advisors Tax-Managed Equity Fund -- Class B
Annual expense ratio	2.24%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$227.09	$10,276.00
2	10,276.00	513.80	10,789.80	233.35	10,559.61
3	10,559.61	527.98	11,087.59	239.79	10,851.06
4	10,851.06	542.55	11,393.61	246.41	11,150.55
5	11,150.55	557.52	11,708.07	253.21	11,458.30
6	11,458.30	572.91	12,031.22	260.20	11,774.55
7	11,774.55	588.72	12,363.28	267.38	12,099.53
8	12,099.53	604.97	12,704.51	274.76	12,433.48

Converts from Class B to Class A                           Annual Expense Ratio: 1.33%

9	12,433.48	621.67	13,055.15	168.39	12,889.79
10	12,889.79	644.48	13,534.28	174.58	13,362.84

Cumulative Total	$2,345.16

Waddell & Reed Advisors Tax-Managed Equity Fund -- Class C
Annual expense ratio	2.36%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$239.11	$10,264.00
2	10,264.00	513.20	10,777.20	245.42	10,534.96
3	10,534.96	526.74	11,061.71	251.90	10,813.09
4	10,813.09	540.65	11,353.74	258.55	11,098.55
5	11,098.55	554.92	11,653.48	265.38	11,391.56
6	11,391.56	569.57	11,961.13	272.38	11,692.29
7	11,692.29	584.61	12,276.91	279.58	12,000.97
8	12,000.97	600.04	12,601.02	286.96	12,317.79
9	12,317.79	615.89	12,933.68	294.53	12,642.98
10	12,642.98	632.14	13,275.13	302.31	12,976.76

Cumulative Total	$2,696.12

Waddell & Reed Advisors Tax-Managed Equity Fund -- Class Y
Annual expense ratio	1.20%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$122.28	$10,380.00
2	10,380.00	519.00	10,899.00	126.92	10,774.44
3	10,774.44	538.72	11,313.16	131.74	11,183.86
4	11,183.86	559.19	11,743.06	136.75	11,608.85
5	11,608.85	580.44	12,189.29	141.95	12,049.99
6	12,049.99	602.49	12,652.49	147.34	12,507.89
7	12,507.89	625.39	13,133.28	152.94	12,983.19
8	12,983.19	649.15	13,632.35	158.75	13,476.55
9	13,476.55	673.82	14,150.38	164.79	13,988.66
10	13,988.66	699.43	14,688.09	171.05	14,520.23

Cumulative Total	$1,454.51

Waddell & Reed Advisors Value Fund -- Class A
Annual expense ratio	1.33%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$702.65	$9,770.89
2	9,770.89	488.54	10,259.44	132.33	10,129.48
3	10,129.48	506.47	10,635.96	137.19	10,501.24
4	10,501.24	525.06	11,026.30	142.22	10,886.63
5	10,886.63	544.33	11,430.96	147.44	11,286.17
6	11,286.17	564.30	11,850.48	152.86	11,700.37
7	11,700.37	585.01	12,285.39	158.47	12,129.78
8	12,129.78	606.48	12,736.27	164.28	12,574.94
9	12,574.94	628.74	13,203.69	170.31	13,036.44
10	13,036.44	651.82	13,688.26	176.89	13,515.20

Cumulative Total	$2,084.64

Waddell & Reed Advisors Value Fund -- Class B
Annual expense ratio	2.26%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$229.09	$10,274.00
2	10,274.00	513.70	10,787.70	235.37	10,555.50
3	10,555.50	527.77	11,083.28	241.82	10,844.72
4	10,844.72	542.23	11,386.96	248.44	11,141.87
5	11,141.87	557.09	11,698.96	255.25	11,447.16
6	11,447.16	572.35	12,019.51	262.25	11,760.81
7	11,760.81	588.04	12,348.85	269.43	12,083.06
8	12,083.06	604.15	12,687.21	276.81	12,414.13

Converts from Class B to Class A                           Annual Expense Ratio: 1.33%

9	12,414.13	620.70	13,034.84	168.13	12,869.73
10	12,869.73	643.48	13,513.22	174.63	13,342.37

Cumulative Total	$2,361.22

Waddell & Reed Advisors Value Fund -- Class C
Annual expense ratio	2.23%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$226.08	$10,277.00
2	10,277.00	513.85	10,790.85	232.35	10,561.67
3	10,561.67	528.08	11,089.75	238.78	10,854.23
4	10,854.23	542.71	11,396.94	245.40	11,154.89
5	11,154.89	557.74	11,712.63	252.19	11,463.88
6	11,463.88	573.19	12,037.07	259.18	11,781.43
7	11,781.43	589.07	12,370.50	266.36	12,107.77
8	12,107.77	605.38	12,713.16	273.74	12,443.16
9	12,443.16	622.15	13,065.32	281.32	12,787.84
10	12,787.84	639.39	13,427.23	289.44	13,142.38

Cumulative Total	$2,564.84

Waddell & Reed Advisors Value Fund -- Class Y
Annual expense ratio	0.92%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$93.87	$10,408.00
2	10,408.00	520.40	10,928.40	97.70	10,832.64
3	10,832.64	541.63	11,374.27	101.69	11,274.61
4	11,274.61	563.73	11,838.34	105.84	11,734.62
5	11,734.62	586.73	12,321.35	110.16	12,213.39
6	12,213.39	610.66	12,824.06	114.65	12,711.70
7	12,711.70	635.58	13,347.28	119.33	13,230.33
8	13,230.33	661.51	13,891.85	124.20	13,770.13
9	13,770.13	688.50	14,458.64	129.26	14,331.95
10	14,331.95	716.59	15,048.55	134.90	14,917.05

Cumulative Total	$1,131.60

Waddell & Reed Advisors Vanguard Fund -- Class A
Annual expense ratio	1.19%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$689.29	$9,784.09
2	9,784.09	489.20	10,273.29	118.64	10,156.86
3	10,156.86	507.84	10,664.70	123.16	10,543.84
4	10,543.84	527.19	11,071.03	127.86	10,945.56
5	10,945.56	547.27	11,492.84	132.73	11,362.58
6	11,362.58	568.12	11,930.71	137.79	11,795.50
7	11,795.50	589.77	12,385.27	143.04	12,244.91
8	12,244.91	612.24	12,857.15	148.49	12,711.44
9	12,711.44	635.57	13,347.01	154.14	13,195.75
10	13,195.75	659.78	13,855.53	160.69	13,699.16

Cumulative Total	$1,935.83

Waddell & Reed Advisors Vanguard Fund -- Class B
Annual expense ratio	2.29%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$232.10	$10,271.00
2	10,271.00	513.55	10,784.55	238.39	10,549.34
3	10,549.34	527.46	11,076.81	244.85	10,835.23
4	10,835.23	541.76	11,376.99	251.48	11,128.86
5	11,128.86	556.44	11,685.30	258.30	11,430.45
6	11,430.45	571.52	12,001.98	265.30	11,740.22
7	11,740.22	587.01	12,327.23	272.49	12,058.38
8	12,058.38	602.91	12,661.30	279.87	12,385.16

Converts from Class B to Class A                           Annual Expense Ratio: 1.19%

9	12,385.16	619.25	13,004.42	150.19	12,857.04
10	12,857.04	642.85	13,499.89	156.56	13,347.53

Cumulative Total	$2,349.53

Waddell & Reed Advisors Vanguard Fund -- Class C
Annual expense ratio	2.22%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$225.08	$10,278.00
2	10,278.00	513.90	10,791.90	231.34	10,563.72
3	10,563.72	528.18	11,091.91	237.77	10,857.40
4	10,857.40	542.87	11,400.27	244.38	11,159.23
5	11,159.23	557.96	11,717.19	251.17	11,469.46
6	11,469.46	573.47	12,042.93	258.16	11,788.31
7	11,788.31	589.41	12,377.72	265.33	12,116.02
8	12,116.02	605.80	12,721.83	272.71	12,452.85
9	12,452.85	622.64	13,075.49	280.29	12,799.04
10	12,799.04	639.95	13,438.99	288.74	13,155.49

Cumulative Total	$2,554.97

Waddell & Reed Advisors Vanguard Fund -- Class Y
Annual expense ratio	0.86%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$87.78	$10,414.00
2	10,414.00	520.70	10,934.70	91.41	10,845.13
3	10,845.13	542.25	11,387.39	95.19	11,294.12
4	11,294.12	564.70	11,858.83	99.14	11,761.70
5	11,761.70	588.08	12,349.79	103.24	12,248.63
6	12,248.63	612.43	12,861.07	107.51	12,755.73
7	12,755.73	637.78	13,393.52	111.97	13,283.82
8	13,283.82	664.19	13,948.01	116.60	13,833.77
9	13,833.77	691.68	14,525.45	121.43	14,406.48
10	14,406.48	720.32	15,126.81	127.19	15,003.63

Cumulative Total	$1,061.46